SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, FOOTNOTES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	[1]	$ 897
Long-term Debt, Maturities, Repayments of Principal in Year Two	[1]	854
Long-term Debt, Maturities, Repayments of Principal in Year Three	[1]	1,369
Long-term Debt, Maturities, Repayments of Principal in Year Four	[1]	854
Long-term Debt, Maturities, Repayments of Principal in Year Five	[1]	968
Long-term Debt, Maturities, Repayments of Principal after Year Five	[1]	8,821
Debt Instrument, Unamortized Discount		107	$ 102
Long-term debt		13,134	12,086	[2]
Current portion of long-term debt		(907)	(469)	[2]
Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		750
Long-term Debt, Maturities, Repayments of Principal in Year Two		600
Long-term Debt, Maturities, Repayments of Principal in Year Three		500
Long-term Debt, Maturities, Repayments of Principal in Year Four		500
Long-term Debt, Maturities, Repayments of Principal in Year Five		900
Long-term Debt, Maturities, Repayments of Principal after Year Five		2,600
Debt Instrument, Unamortized Discount		(10)	(9)	[3]
Long-term debt		5,195	4,644	[4]
Current portion of long-term debt		(752)	0	[4]
Build to suit lease		136	75	[3]
Rabbi trust investment gain (loss)		3	27		$ 39
Unamortized Debt Issuance Costs on Long-Term Debt		(27)	(22)	[3]
Other Long-term Debt, Due June 2018 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 500	500	[3]
Debt Instrument, Interest Rate, Stated Percentage		6.15%
Other Long-term Debt, Due February 2019 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 500	500	[3]
Debt Instrument, Interest Rate, Stated Percentage		9.80%
Other Long-term Debt, Due October 2039 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 750	750	[3]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Market Value Adjustment For Interest Rate Swap [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Market Value Adjustment For Interest Rate Swap		$ (2)	0	[3]
Other Long Term Debt, Variable Rate Notes Due June 2016 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 750	750	[3]
Debt Instrument, Interest Rate, Stated Percentage		6.50%
Debt Instrument, Interest Rate at Period End		4.77%
Other Long Term Debt Due April 2017 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 600	600	[3]
Debt Instrument, Interest Rate, Stated Percentage		2.30%
Other Long Term Debt, Due October 2022 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 500	500	[3]
Debt Instrument, Interest Rate, Stated Percentage		2.875%
Other Long-term Debt, Due December 2023 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 500	500	[3]
Debt Instrument, Interest Rate, Stated Percentage		4.05%
Other Long-term Debt, Due June 2024 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 500	500	[3]
Debt Instrument, Interest Rate, Stated Percentage		3.55%
Other Long Term Debt Due March 2020 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 500	0	[3]
Debt Instrument, Interest Rate, Stated Percentage		2.40%
Other Long Term Debt Due November 2020 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 400	0	[3]
Debt Instrument, Interest Rate, Stated Percentage		2.85%
Other Long Term Debt Due November 2025 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross		$ 350	$ 0	[3]
Debt Instrument, Interest Rate, Stated Percentage		3.75%

[1]	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.
[3]	(1) As adjusted for the retrospective adoption of ASU 2015-03.
[4]	As adjusted for the retrospective adoption of ASU 2015-03.